Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial assets:
Sundry debtors		$ 28,076,118	$ 27,748,849
Employees and officers		3,539,505	3,667,242
Total financial assets		31,615,623	31,416,091
Non-financial assets:
Taxes to be recovered and prepaid taxes		55,187,272	26,162,225
Special Tax on Production and Services		32,657,743	31,587,018
Advances to suppliers			565,817
Other accounts receivable		1,944,413	1,510,660
Total non-financial assets:	$ 4,501,017	$ 89,789,428	$ 59,825,720